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                         SUPPLEMENT DATED MARCH 1, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

Effective March 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. THE ADDITION OF AN ADDITIONAL TERM LIFE INSURANCE RIDER REVISES THE DESCRIPTION OF THE TWO DEATH BENEFIT OPTIONS ON PAGES 7 AND 8 TO READ AS
   FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 2, favorable investment performance will increase the Fund Value of the policy which in turn increases insurance coverage.

   The Fund Value used in these calculations is the Fund Value as of the date of the last surviving insured's death.

        You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 28.

        When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. See "Guaranteed Death Benefit Rider," page 32.

2. THE FIRST AND SECOND PARAGRAPHS ON PAGE 10 ARE AMENDED TO READ AS FOLLOWS:

        In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit," page 27. If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace Period and Lapse," page 40.

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        You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made unless you have made all premium payments required by the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

3. THE SECTION ENTITLED "RIDERS" ON PAGE 10 IS AMENDED TO READ AS FOLLOWS:

        Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy.

  There are seven riders available with this policy:

        - Guaranteed Death Benefit Rider

        - Guaranteed Death Benefit to Age 100 Rider*

        - Waiver of Monthly Deduction Rider

        - Additional Term Life Insurance Rider*

        - Four Year Term Insurance Rider

        - Waiver of Specified Premium Rider

        - Maturity Extension Rider

   *Available only for policies applied for on or after March 1, 2001.

4. A NEW SECOND PARAGRAPH IS ADDED TO THE SUBSECTION ENTITLED "SCHEDULED PREMIUM PAYMENTS" ON PAGE 26 TO READ AS FOLLOWS:

        You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

5. THE LAST PARAGRAPH UNDER "GUARANTEED DEATH BENEFIT" ON PAGE 27 IS DELETED.

6. LETTERS (b) AND (c) UNDER "PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY" ON PAGE 28 ARE AMENDED TO READ AS FOLLOWS:

        (b) you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider, or

        (c) during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elected the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.

7. THE DESCRIPTION OF OPTION 1 AND OPTION 2 ON PAGE 29 IS REVISED TO READ AS
   FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

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   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

        The Fund Value used in these calculations is the value as of the date of the surviving insured's death.

8.  "EXAMPLES OF OPTIONS 1 AND 2" ON PAGES 29-30 ARE AMENDED TO READ AS FOLLOWS:

   Examples of Options 1 and 2

        The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that both insureds are age 35, standard class, non-smoker at issue. It is also assumed that the last surviving insured is age 70 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 90,000   $ 60,000
Death Benefit Percentage                             183.6%     183.6%     183.6%     183.6%
Death Benefit under Option 1                      $100,000   $110,160   $165,240   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $190,000   $235,000

Option 1, Policy 1:            The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                               Value multiplied by the death benefit percentage
                               ($35,000 X 183.6% = $64,260).

Option 1, Policy 2 and 3:      The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                               ($60,000 X 183.6% = $110,160 for Policy 2;
                               $90,000 X 183.6% = $165,240 for Policy 3) is greater than
                               the Specified Amount ($100,000).

Option 1, Policy 4:            The Death Benefit is equals $175,000 (the sum of the
                               Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified
                               Amount plus the Additional Term Life Insurance
                               ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage
                               ($60,000 X 183.6% = $110,160).

Option 2, Policy 1, 2, and 3:  The death benefit equals the Specified Amount plus the Fund
                               Value ($100,000 + $35,000 = $135,000 for Policy 1;
                               $100,000 + $60,000 = $160,000 for Policy 2; and
                               $100,000 + $90,000 = $190,000 for Policy 3) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260 for Policy 1;
                               $60,000 X 183.6% = $110,160 for Policy 2; and
                               $90,000 X 183.6% = $165,240 for Policy 3).

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
Option 2, Policy 4:            The death benefit equals the Specified Amount plus the
                               Additional Term Life Insurance plus the Fund Value
                               ($100,000 + $75,000 + $60,000 = $235,000) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

                   Guideline Premium/Cash Value Corridor Test
                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 90,000   $ 60,000
Death Benefit Percentage                               115%       115%       115%       115%
Death Benefit under Option 1                      $100,000   $100,000   $103,500   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000

Option 1, Policy 1 and 2:      The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                               Value multiplied by the death benefit percentage
                               ($35,000 X 115% = $40,250 for Policy 1 and
                               $60,000 X 115% = $69,000 for Policy 2).

Option 1, Policy 3:            The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                               ($90,000 X 115% = $103,500) is greater than the Specified
                               Amount ($100,000).

Option 1, Policy 4:            The Death Benefit equals $175,000 (the sum of the Specified
                               Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus
                               the Additional Term Life Insurance
                               ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

Option 2, Policy 1, 2, and 3:  The death benefit equals the Specified Amount plus the Fund
                               Value ($100,000 + $35,000 = $135,000 for Policy 1;
                               $100,000 + $60,000 = $160,000 for Policy 2; and
                               $100,000 + $90,000 = $190,000 for Policy 3) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1;
                               $60,000 X 115% = $69,000 for Policy 2; and
                               $90,000 X 115% = $103,500 for Policy 3).

Option 2, Policy 4:            The death benefit equals the Specified Amount plus the
                               Additional Term Life Insurance plus the Fund Value
                               ($100,000 + $75,000 + $60,000 = $235,000) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

     The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

9. THE FIFTH SENTENCE IN THE SECOND PARAGRAPH UNDER THE SUBSECTION ENTITLED "INCREASES" ON PAGE 32 IS AMENDED TO READ AS FOLLOWS:

   The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted.

10. THE SECOND SENTENCE IN THE SECOND PARAGRAPH UNDER THE SUBSECTION ENTITLED "DECREASES" ON PAGE 32 IS AMENDED TO READ AS FOLLOWS:

    If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount.

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11. A NEW SECTION IS ADDED ON PAGE 32 IMMEDIATELY ABOVE THE SECTION ENTITLED
    "GUARANTEED DEATH BENEFIT RIDER" TO READ AS FOLLOWS:

    CHANGES IN ADDITIONAL TERM LIFE INSURANCE AMOUNT

        A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

        - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

        - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase

        - Against Additional Term Life Insurance provided under the original application; and

        - Against insurance provided by the Specified Amount under the original application.

12. THE SECTION HEADING ON PAGE 32 ENTITLED "GUARANTEED DEATH BENEFIT RIDER" IS AMENDED TO "GUARANTEED DEATH BENEFIT RIDERS." THE FIRST PARAGRAPH UNDER THIS HEADING IS AMENDED TO READ AS FOLLOWS:

        When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These Riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.

13. A NEW SUBSECTION HEADING ENTITLED "GUARANTEED DEATH BENEFIT RIDER" IS INSERTED AFTER THE FIRST PARAGRAPH UNDER THE HEADING "GUARANTEED DEATH BENEFIT RIDERS" ON PAGE 32.

14. THE PARAGRAPH BEFORE THE SECTION ENTITLED "OTHER OPTIONAL INSURANCE BENEFITS" ON PAGE 33 IS REVISED BY THE ADDITION OF A SENTENCE TO READ AS
    FOLLOWS:

    This rider is also not available if coverage under the Term Life Term Rider or the Additional Term Life Insurance Rider has been elected.

15. A NEW SUBSECTION IS ADDED UNDER THE SECTION ENTITLED "GUARANTEED DEATH BENEFIT RIDER" ON PAGE 32 TO READ AS FOLLOWS:

    Guaranteed Death Benefit to Age 100 Rider

        The Guaranteed Death Benefit to Age 100 Rider guarantees that during the insured's lifetime, the policy will not lapse regardless of the cash value. Provided that certain conditions are met, a minimum death benefit equal to the Specified Amount will be paid. To maintain the benefit, total premiums paid less partial surrenders (excluding any partial surrender fees) less outstanding debt must equal or exceed the cumulative required minimum monthly premium to date. This rider is not available if you elect coverage under the Guaranteed Death Benefit Rider, Term Life Term Rider and/or Additional Term Life Insurance Rider. This rider is only available for policies applied for on or after March 1, 2001.

16. A NEW SUBSECTION IS ADDED UNDER THE SECTION ENTITLED "OTHER OPTIONAL INSURANCE BENEFITS" ON PAGE 34 TO READ AS FOLLOWS:

    Additional Term Life Insurance Rider

        The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider unlike the Life Term Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the

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    definition of life insurance under the Internal Revenue Code section 7702
    (See "Definition of Life Insurance" on page 48). This rider is only available for policies applied for on or after March 1, 2001.

17. THE FIRST PARAGRAPH UNDER THE SECTION ENTITLED "GRACE PERIOD AND LAPSE" ON PAGE 40 IS AMENDED TO READ AS FOLLOWS:

        Your policy will remain in effect as long as

           (1) it has a Cash Value greater than zero,

           (2) you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and

           (3) you make any required additional premium payments during the 61-day Grace Period.

Form No. 14430 SL (Supp 3/1/01)                       Registration No. 333-64417

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Form No. 14430 SL (Supp 3/1/01)                       Registration No. 333-64417